Disclaimer: This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC

Disclaimer: Selene did not review or test the Option Investments for compliance with any federal or state credit or consumer protection laws, including but not limited to those laws related to mortgage loans, consumer loans, or the servicing of mortgage or consumer debt.   Client confirms and represents to Selene that as of the closing date of each of the Option Investments, the Option Investments are not mortgage loans or debt, and are therefore exempt from, and not within the scope of, or otherwise subject to, any of the aforedescribed federal or state laws.

Field Label	Investments With Discrepancy	Total Times Compared	% Variance
Risk Adjustment Percentage	0	447	0%
Property Type	5	447	1.12%
Investment ID	0	447	0%
Primary Appraised Property Value	0	447	0%
Investment Term Years	0	447	0%
Occupancy	0	447	0%
Option Investment Amount	0	447	0%
Property Zip Code	0	447	0%
Qualifying FICO	0	447	0%
Option Percentage	0	447	0%
Proceeds Cap Factor	0	447	0%
Loan Option to Value LOTV	2	447	0.45%
Property State	0	447	0%
Original Agreed Value	0	447	0%
Option to Value OTV	0	447	0%
Property City	0	447	0%
Effective Date	0	447	0%
Investment Age	0	447	0%
Property Address	1	447	0.22%
Homeowner Equity	2	447	0.45%
Max IRR	0	447	0%
Cap Promotion Percentage	0	3	0%
Cap Promotion Term Months	0	3	0%
B1 First Name	0	447	0%
B1 Last Name	0	447	0%